Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 91,000
Previously Paid Amount	0.00
Total Fee Amount	12.57
Total Offset Amount	0.00
Net Fee	12.57
Narrative - Max Aggregate Offering Price	$ 91,000
Final Prospectus	true